Income Taxes (Details) - Schedule of Major Components of Deferred Tax Assets and Liabilities - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Major Components of Deferred Tax Assets and Liabilities [Abstract]
Inventory obsolescence		$ 93,000	$ 107,000
Sales return reserve
Business interest limitation		1,707,000	481,000
Lease liability		650,000	712,000
Other	$ 45,000	75,000	135,000
Loss carryforward		285,000	153,000
Valuation Allowance	(2,698,000)
Total deferred tax assets	2,480,000	2,810,000	1,588,000
Fixed assets		(418,000)	(230,000)
Right of Use Assets		(628,000)	(706,000)
Intangibles		(2,363,000)	(2,722,000)
Total deferred tax liabilities	$ (3,064,000)	(3,409,000)	(3,658,000)
Total net deferred income tax assets (liabilities)		$ (599,000)	$ (2,070,000)